Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Barclays Global Aggregate Bond/MSCI ACWI Net Total Return USD 50/50 Index Blend (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.25%	5.36%	7.60%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.81%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
HFRX Absolute Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.56%	3.25%	2.65%
Timber Point Global Allocations Fund - Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.96%	1.65%	3.71%
Timber Point Global Allocations Fund - Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.86%	1.45%	3.09%
Timber Point Global Allocations Fund - Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.54%	1.22%	2.69%
Timber Point Alternative Income Fund - Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.78%	1.76%	1.78%
Timber Point Alternative Income Fund - Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.39%	0.81%	1.04%
Timber Point Alternative Income Fund - Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	3.65%	0.96%	1.06%

[1]	The HFRX Absolute Return Index is included because it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
[2]	For the period before May 29, 2020, the performance shown is of the Predecessor Fund and the Investor Class Shares.